UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-5514

(Investment Company Act File Number)

MTB Group of Funds

(Exact Name of Registrant as Specified in Charter)

MTB Investment Advisors, Inc.

100 East Pratt St., 17th Floor

Baltimore, MD 21202

(Address of Principal Executive Offices)

410.986.5600

(Registrant’s Telephone Number)

Gregory B. McShea

MTB Investment Advisors, Inc.

100 East Pratt St., 17th Floor

Baltimore, MD 21202

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: December 31

Date of Reporting Period: Quarter ended September 30, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS

MTB MANAGED ALLOCATION FUND-MODERATE GROWTH II

PORTFOLIO OF INVESTMENTS

September 30, 2011 (unaudited)

Description	Number of Shares	Value
1MUTUAL FUNDS—100.3%

EQUITY FUNDS—63.2%
MTB International Equity Fund, Institutional I Shares	524,433	$3,959,470
MTB Large Cap Growth Fund, Institutional I Shares	416,064	3,012,306
MTB Large Cap Value Fund, Institutional I Shares	411,398	3,612,077
MTB Mid Cap Growth Fund, Institutional I Shares	74,549	959,449
MTB Small Cap Growth Fund, Institutional I Shares	42,636	561,949

TOTAL EQUITY FUNDS		$12,105,251

FIXED INCOME FUNDS—34.7%
MTB Income Fund, Institutional I Shares	178,556	1,805,201
MTB Intermediate-Term Bond Fund, Institutional I Shares	167,119	1,809,903
MTB Short Duration Government Bond Fund, Institutional I Shares	20,524	202,165
MTB Short-Term Corporate Bond Fund, Institutional I Shares	275,894	2,822,392

TOTAL FIXED INCOME FUNDS		$6,639,661

MONEY MARKET FUND—2.4%
2MTB Prime Money Market Fund, Corporate Shares, 0.03%	466,182	$466,182

TOTAL MUTUAL FUNDS—100.3%
(Cost $18,154,655)		$19,211,094
OTHER LIABILITIES LESS ASSETS—(0.3)%		(51,946)

TOTAL NET ASSETS—100.0%		$19,159,148

The categories of investments are shown as a percentage of total net assets at September 30, 2011.

(1)	Affiliated companies. See Note 3.
(2)	7-Day net yield.

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation of investments was $1,056,439. This consists of unrealized appreciation from investment for those securities having an excess of value over cost of $1,440,412 and unrealized depreciation from investments for those securities having an excess of cost over value of $383,973.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Mutual Funds	$19,211,094	$—	$—	$19,211,094

Total	$19,211,094	$—	$—	$19,211,094

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2011

1. Organization

MTB Group of Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust consists of 23 portfolios (individually referred to as the “Fund” or collectively as the “Funds”).

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Investment Valuations – Fair value of the Fund’s portfolio securities are determined as follows:

•	investments in other open-end regulated investment companies are valued at net asset value (“NAV”);
•	for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trust’s Board of Trustees (the “Trustees”).

The Trust follows authoritative guidance for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. The three tiers of inputs are summarized at the end of the Fund’s Portfolio of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s policy is to disclose significant transfers between Levels based on valuations at the beginning of the reporting period. The portfolio may hold securities which are periodically fair valued in accordance with the Fund’s fair value procedures. This may result in movements between Levels 1, 2 and 3 throughout the period. At September 30, 2011, there were no significant transfers between Levels 1, 2 and 3 assets and liabilities.

In May 2011, the International Accounting Standards Board and the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. In addition, ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the implications of ASU 2011-04 and its impact on the financial statements.

3. Affiliated Parties and Transactions

Affiliated holdings are mutual funds which are managed by MTB Investment Advisors, Inc. (the “Advisor” or “MTBIA”) or an affiliate of the Advisor or which are distributed by an affiliate of the Fund’s distributor. Transactions with affiliated companies during the period ended September 30, 2011 are as follows:

Affiliated Fund Name	Balance of Shares Held 12/31/2010	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 9/30/2011	Value at 9/30/2011	Dividend Income	Realized Gain/Loss
MTB International Equity Fund	579,243	2,281	57,091	524,433	$3,959,470	$—	(80,001)
MTB Large Cap Growth Fund	454,347	23,313	61,596	416,064	3,012,306	—	144,040
MTB Large Cap Value Fund	443,172	10,429	42,203	411,398	3,612,077	16,668	(23,513)
MTB Mid Cap Growth Fund	83,238	3,460	12,149	74,549	959,449	—	76,003
MTB Small Cap Growth Fund	44,368	3,678	5,410	42,636	561,949	—	32,362
MTB Income Fund	249,828	11,261	82,533	178,556	1,805,201	62,835	70,236
MTB Intermediate-Term Bond Fund	256,431	10,690	100,002	167,119	1,809,903	52,886	39,004
MTB Short Duration Government Bond Fund	24,971	1,237	5,684	20,524	202,165	4,376	(27)
MTB Short-Term Corporate Bond Fund	264,779	91,447	80,332	275,894	2,822,392	34,767	27,593
MTB Prime Money Market Fund	675,707	4,766,926	4,976,451	466,182	466,182	128	—

TOTAL	3,076,084	4,924,722	5,423,451	2,577,355	$19,211,094	$171,660	$285,697

4. Principal Risks of Investing in the Fund

Risk Related to Investment in Underlying Funds. The investment performance of the Fund is affected by the investment performance of the underlying funds in which the Fund invests. The ability of the Fund to achieve its investment objective depends on the ability of the underlying funds to meet their investment objectives and on the decisions of MTBIA, as investment advisor, regarding the allocation of the Fund’s assets among the underlying funds. There can be no assurance that the investment objective of the Fund or any underlying fund will be achieved. Through its investments in underlying funds, the Fund is subject to the risks of the underlying funds’ investments. Both the Fund and the underlying funds in which it invests bear fees and expenses, so an investment in the Fund may be subject to certain duplicate expenses.

Expenses of Investing in Other Funds. Mutual fund portfolios bear expenses for advisory fees and operational expenses. The Fund and the underlying funds in which it will invest will each bear these expenses, so investors in the Fund may bear higher expenses than a fund that invests directly in equity, fixed income or money market securities.

Please refer to the prospectus for a complete description of risks associated with the Fund.

5. Subsequent Events

Management has evaluated events and transactions for potential recognition or disclosure in this report through the date the report was issued. Management has determined that there are no material events that would require disclosure in this report through this date.

Item 2.	Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(i)	Certification of each Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2 (a) under the 1940 Act (17 CFR 270.30a-2(a)) is attached hereto as a part of EX-99. CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MTB Group of Funds

By:	/s/ Richard J. Berthy
Richard J. Berthy
Principal Executive Officer

Date:	November 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Richard J. Berthy
Richard J. Berthy
Principal Executive Officer

Date:	November 18, 2011

By:	/s/ Guy Nordahl
Guy Nordahl
Principal Financial Officer

Date:	November 18, 2011